Note 8 - Related Party Transactions	6 Months Ended
Jun. 30, 2012
Note 8 - Related Party Transactions:
Note 8 - Related Party Transactions

NOTE 8 - RELATED PARTY TRANSACTIONS

During the period ended June 30, 2012 the Company received a total of $3,611 from former director KerryTully. This amount is non interest bearing and is payable in one year.